Document and Entity Information	Jul. 26, 2026
Cover [Abstract]
Entity Registrant Name	Research Alliance Corp III
Amendment Flag	false
Entity Central Index Key	0002118032
Document Type	8-K
Document Period End Date	Jul. 26, 2026
Entity Incorporation State Country Code	E9
Entity File Number	001-43302
Entity Tax Identification Number	98-1918931
Entity Address, Address Line One	600 Fifth Avenue
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
Country Region	+1
City Area Code	(617)
Local Phone Number	778 2500
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	RACC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false